Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 - USD ($)										1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 14, 2024	Oct. 03, 2023	Aug. 02, 2023	Jul. 31, 2023	May 31, 2023	May 09, 2023	Mar. 29, 2023	Oct. 09, 2022	Aug. 11, 2022	Oct. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2022	Apr. 30, 2022
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Restricted shares granted					25,440	150,000
Expected term													5 years
Vesting period											4 years		4 years
Stock option outstanding shares													58,172
Stock options outstanding													57,276
Weighted average exercise price (in Dollars per share)											$ 3.46		$ 3.46
Vested weighted average exercise price (in Dollars per share)													$ 3.16
Weighted average period											5 years 1 month 9 days
Vested weighted average term											5 years 7 days
Stock option											57,546		47,990
Reduced exercised price (in Dollars per share)				$ 1.09							$ 3.16		$ 3.94
Shares of common stock				2,486,214
Fixed commission rate							3.00%
Aggregate net proceeds (in Dollars)			$ 2,300,000										$ 2,300,000
Issued shares of common stock											7,899,661
Shares unissued													911,214
Fees and expenses of legal (in Dollars)								$ 50,000					$ 50,000
Non-accountable expenses (in Dollars)													$ 35,000
Purchase of common stock		5,709,935											149,173
Exercise price per share (in Dollars per share)											$ 1.68		$ 10.35			$ 0.001
Percentage of common stock													6.00%
Warrants issuable													298,346	298,346
Equity issuance cost. (in Dollars)												$ 15,500	$ 205,093
Warrants shares													149,173			590,406
Warrants recognized (in Dollars)													$ 129,184
Warrant liability (in Dollars)										$ 10,000			$ 729,900
Expected volatility													117.80%
Risk-free interest rate													4.24%
Dividend yield													0.00%
Outstanding warrants								111,111			7,899,661		70,849
Fair value per share (in Dollars per share)													$ 0.2
Warrant Inducement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
(in Dollars per share)									$ 2.546
April 2022 Private Placement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Outstanding warrants													2,707,211
August 2022 Private Placement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Outstanding warrants													5,121,601
Exercisable shares of common stock													7,899,661
Minimum [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Expected term											5 years		5 years	5 years
Issued shares of common stock													1,575,000
Percentage of gross proceeds													1.00%
Expected volatility													101.10%	112.60%
Risk-free interest rate											3.50%		3.50%	2.90%
Maximum [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Expected term											10 years		10 years	10 years
Issued shares of common stock													2,486,214
Percentage of gross proceeds													7.50%
Expected volatility													119.50%	121.20%
Risk-free interest rate											3.60%		4.70%	4.30%
Common Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Shares of common stock				4,972,428
Exercisable shares of common stock													45,920	165,452
January 2024 [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Restricted shares granted vest						50.00%
August 2024 [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Restricted shares granted vest						25.00%
August 2025 [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Restricted shares granted vest						25.00%
PMX Option Plan [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Expected term											11 years		11 years
Stock option outstanding shares											58,172
Stock options outstanding													57,546
Vested weighted average exercise price (in Dollars per share)													$ 3.17
Weighted average period													5 years 4 months 9 days
Vested weighted average term													5 years 2 months 12 days
Inducement PIO Shares [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Exercise price per share (in Dollars per share)													$ 1.3625
Market Offering Agreement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Shares of common stock							3,900,000
Chief Executive Officer [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Restricted shares granted						487,500
Chief Financial Officer [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Restricted shares granted						150,000
CBO’s [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Restricted shares granted						75,000
Board of Directors [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Aggregate of stock options	3,125													32,517
Warrants [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Expected term													5 years
Exercise price per share (in Dollars per share)													$ 1.3625
Equity issuance cost. (in Dollars)													$ 2,600,000
Warrants recognized (in Dollars)													122,000
Warrant liability (in Dollars)													$ 129,000
Expected volatility													117.80%
Risk-free interest rate													4.24%
Dividend yield													0.00%
Value of liability (in Dollars)													$ 26,000
August Contingent Warrants [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-3 [Line Items]
Exercise price per share (in Dollars per share)															$ 3.3938
Warrants issuable													447,519
Warrants shares													70,849	298,346
Fair value of the contingent warrant liability (in Dollars)													$ 3,000	$ 14,000